Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Credit Loss [Abstract]
Beginning balance	$ 93,032	$ 73,386
Additions	15,951	15,569
Write-off uncollectible balance	(98,851)
Foreign currency translation adjustments	3,514	4,077
Ending balance	$ 13,646	$ 93,032